Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 2,430,160	$ 148,828
Term deposit	44,494	45,006
Accounts receivable	806,478	1,170,209
Prepaid expense	978,093	3,771
Advances payments for goods	5,176,667	4,361,465
Other receivables	33,953	19,188
Inventories	4,084,466	4,642,982
Total current assets	13,554,311	10,391,449
Non-current assets:
Property and equipment, net	68,424	78,115
Leased right-of-use assets	171,451	158,091
Total non-current assets	239,875	236,206
Total assets	13,794,186	10,627,655
Current liabilities:
Accounts payable	116,028	538,859
Employee benefits payable	1,838	53,667
Taxes payable	1,291,995	1,299,184
Lease liability - current	107,861	85,915
Total current liabilities	1,518,428	2,340,691
Non-current liabilities:
Lease liabilities non-current	70,684	79,784
Total non-current liabilities	70,684	79,784
Total liabilities	1,589,112	2,420,475
Stockholder’s equity:
Ordinary shares (par value $0.00002 per share, 800,000,000 shares authorized; 13,438,034 and 12,000,534 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	269	240
Preferred shares (par value $0.00002 per share, 200,000,000 shares authorized; no preferred shares issued and outstanding at June 30, 2025 and December 31, 2024
Treasury Stock	(300,000)
Paid-in capital	5,526,795	328,241
Reserve Capital	1,550	1,550
Accumulated Other Comprehensive Income (Loss)	(61,291)	44,800
Retained earnings	7,037,751	7,738,123
Total Epsium stockholder’s equity	12,205,074	8,112,954
Non-controlling interest		94,226
Total stockholder’s equity	12,205,074	8,207,180
Total liabilities and stockholder’s equity	13,794,186	10,627,655
Related Parties
Current liabilities:
Amount due to related parties	$ 706	$ 363,066